Intangible Assets - Schedules (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Goodwill
Balance, beginning of period		$ 547	$ 509
Acquisitions		0	38
Balance, end of period		547	547
Finite-Lived Intangible Assets
Gross Amount		284	304
Accumulated Amortization		(71)	(65)
Net Amount	[1]	213	239
Franchise rights
Finite-Lived Intangible Assets
Gross Amount		255	255
Accumulated Amortization		(51)	(34)
Net Amount		204	221
Customer lists and Trade name
Finite-Lived Intangible Assets
Gross Amount		29	49
Accumulated Amortization		(20)	(31)
Net Amount		9	18
Wireline
Schedule Of Indefinite Lived and Finite Lived Intangible Assets [Line Items]
Accumulated impairment losses in prior periods		29
Goodwill
Balance, beginning of period		409	409
Acquisitions		0	0
Balance, end of period		409	409
Cable
Goodwill
Balance, beginning of period		138	100
Acquisitions		0	38
Balance, end of period		138	138
Licenses
Licenses
Balance, beginning of period		2,480	2,195
Acquisitions		171	267
Divestitures		(18)	(10)
Exchanges - Licenses received			26
Capitalized interest		5	2
Balance, end of period		2,638	2,480
Licenses | Wireline
Licenses
Balance, beginning of period		2	2
Acquisitions		0	0
Divestitures		0	0
Exchanges - Licenses received			0
Capitalized interest		0	0
Balance, end of period		2	2
Licenses | Cable
Licenses
Balance, beginning of period		3	3
Acquisitions		0	0
Divestitures		0	0
Exchanges - Licenses received			0
Capitalized interest		0	0
Balance, end of period		3	3
Licenses | UScellular
Licenses
Balance, beginning of period		2,475	2,190
Acquisitions		171	267
Divestitures		(18)	(10)
Exchanges - Licenses received			26
Capitalized interest		5	2
Balance, end of period		$ 2,633	$ 2,475

[1]	The accumulated amortization balance at December 31, 2019 differs from the amount reported in the Consolidated Balance Sheet of the 2019 Form 10-K, as the previously reported amount included certain intangible assets that were fully amortized and had a net book value of zero.